ICAP FUNDS
        Annual Report

DECEMBER 31, 1998
------------------------------

DISCRETIONARY EQUITY PORTFOLIO

EQUITY PORTFOLIO

SELECT EQUITY PORTFOLIO

EURO SELECT EQUITY PORTFOLIO



                                                                    <LOGO>
                                                                      ICAP
                                                  INSTITUTIONAL CAPITAL(R)



Table of Contents

Letter to Investors......................................................1

Investment Highlights
  Discretionary Equity Portfolio.........................................5
  Equity Portfolio.......................................................6
  Select Equity Portfolio................................................7
  Euro Select Equity Portfolio...........................................8

Schedules of Investments
  Discretionary Equity Portfolio.........................................9
  Equity Portfolio......................................................13
  Select Equity Portfolio...............................................17
  Euro Select Equity Portfolio..........................................19

Statements of Assets and Liabilities....................................22

Statements of Operations................................................23

Statements of Changes in Net Assets
  Discretionary Equity Portfolio........................................24
  Equity Portfolio......................................................25
  Select Equity Portfolio...............................................26
  Euro Select Equity Portfolio..........................................27

Financial Highlights
  Discretionary Equity Portfolio........................................28
  Equity Portfolio......................................................29
  Select Equity Portfolio...............................................30
  Euro Select Equity Portfolio..........................................31

Notes to Financial Statements...........................................32

Report of Independent Accountants.......................................36


JANUARY 25, 1999

TO ALL ICAP FUNDS INVESTORS:

1998 turned out to be one of the most bizarre years in recent investment history. In the beginning, conventional wisdom called for a global slump in the first half followed by an Asian-led rebound in the second half. Expectations for equities were low. In reality, first half growth in the U.S. was better than expected as inflation, helped by declining oil prices, was low and employment was strong. Despite numerous profit warnings, the S&P 500 was up 18% in the first half of the year.

However, beginning in July conditions began to deteriorate. The Japanese elections came and went with no real mandate for structural change, despite an increasingly gloomy outlook. Then in August the real bombshell dropped: the Russians defaulted on their government debt. This set off twin seismic shocks - along one fault line were hedge funds, investment banks and commercial banks who owned the now worthless Russian debt (on margin), and along the other fault line were all the other lower quality credits ranging from emerging market sovereign debt to domestic unsecured loans. These massive cracks converged in a sharp widening in credit spreads, which led to huge systemic paper losses. As the gigantic margin call went out, it was clear that some heavily leveraged funds would not be able to meet their obligations without dumping securities on the market - which would set off another iteration of the vicious circle. By this time the S&P's gain for the year had been wiped out and many, many stocks were more than 50% off their twelve-month highs.

In previous eras this would have led to a total debacle, but taking a page out of the Bank of England's 19th century playbook, the Fed and other central banks rode to the rescue. Salvation came in the form of globally coordinated easings, as well as a Fed scripted bail-out of the largest, and most leveraged hedge fund Long Term Capital Management (LTCM). While Greenspan, Rubin & Co. and other government officials again saved the world's financial system, they have run the risk of violating the Old Testament proverb of "spare the rod and spoil the child." Speculators (including supposedly conservative commercial banks funded partially by federally insured deposits) need to know that high emerging market returns, magnified through leverage and derivatives, are not a one-way street.

From the market low on October 14, despite continued difficult conditions in Russia, Japan and Brazil, the S&P 500 (and global markets generally) roared back to life rising by over 25% by year-end. To put this psychological swing in perspective, in early October the esteemed firm of Goldman Sachs had to pull its public offering, something that their partners had anguished over for years before finally giving the go-ahead. Shortly thereafter that same firm did an IPO for an unseasoned security, eBay, which went on to multiply from its offering price by over 10 times by year-end. An equally dramatic mood swing saw Bankers Trust, rumored to be bankrupt in October, acquired by Deutsche Bank in November at a price double where it had been a few weeks before.

However, although the S&P 500 finished the year up 29% (small potatoes compared to the Nasdaq 100 which climbed 89%), the fruits were not equally divided. The unweighted S&P was up only 15%, and twelve companies accounted for fully 50% of the entire gain of the five hundred companies in the average. Smaller-capitalization companies did even worse as the Russell 2000 index was actually down by 3% for the year. By the very end of the year, despite the onset of bad weather, the tulips were in full bloom. A virtually unknown company - Skymall - went from $6 to over $40 in a matter of days on the basis of $2mm of business on their Web site, although TOTAL sales of the company were only up 7% for the year (including their "net" business!). In quiet post-Christmas trading the stock's volume was over 10x its float on ONE day. Apparently more than one neophyte got their copy of "How to Get Started in Electronic Day Trading" under their cyber-tree!

What caused this phenomena? In essence it has been a huge increase in liquidity in a time of deflation. In a period of quiet industrial activity, the huge increase in global money spawned by the 60+ central bank interest rate cuts in the fourth quarter has had no place to go but the stock market (especially with commodity prices declining and fixed income rates in the low single digits). Deflation has led to a focus on growth. This began with the somewhat sensible notion that in a period of subdued global profits it was a good idea to pay up for assured growth, but then Coca-Cola, Gillette, Procter & Gamble, 3M and Disney (etc.) disappointed. Then it seemed like an even better idea to pay up for REAL growth - the Internet - even if it was unclear who was actually making money. Meanwhile, "value" stocks generally had some connection with the unprecedented (at least since the 1930's) decline in commodity prices. Even winners such as AMR Corp. (parent company of American Airlines), which saw its EPS estimate rise as the price of oil fell, massively underperformed stocks like Texas Instruments which went up 91% on a 37% decline in their 1998 EPS estimate. Needless to say, our 1998 strategy of focusing on restructuring candidates did not fare well in the relative performance derby.

For the year the ICAP Funds provided the following returns:

                    ICAP DISCRETIONARY EQUITY          10.2%
                    ICAP EQUITY                        11.4%
                    ICAP SELECT EQUITY                 15.3%
                    ICAP EURO SELECT EQUITY            27.4%

While our two traditional domestic funds lagged the S&P 500 by a substantial amount, the absolute returns were better than we anticipated at the beginning of the year and they were only modestly below the median of our Peer Universes (Morningstar Large Value and Lipper Growth & Income) and slighly below the S&P Barra Value Index.We were true to our style, and investment philosophy, but a conservative approach to managing fiduciary assets was not what the market was looking for in 1998. On the other hand, the performance of the EuroSelect Equity Portfolio was quite solid (more on this later).

Where do we go from here? The preconditions for better global growth are being laid as both monetary and fiscal policies are being eased. We have had 60+ central bank rate cuts and fiscal policy is becoming more stimulative in Japan, Europe and the U.S. Still, 1999 is likely to be a tricky year:

a)the S&P 500 stands at record valuation levels in terms of price to earnings, price-to-book and price-to-sales, while yields are microscopic;

b)while the U.S. economy remains robust, Europe is slowing;

c)although the Korean and Thai financial systems appear to be stabilizing, Japan remains weak and China's growth has slowed; moreover Japan's banks are a mess;

d)Russia is a basket case, and the important Brazilian government/economy has a serious credibility issue;

e)Japanese government bonds may become more attractive on a yield basis for that country's savers (traditionally big buyers of our debt) - this may cause problems down the road as the U.S. continues to pump out massive trade deficits (estimated to be $300 billion in 1999!); and

f)the U.S. consumer has sharply reduced savings, and weakness in the stock market averages could be bad for confidence.

ICAP's strategy for this "tricky" period should sound familiar: focusing on VALUE remains job "A." Despite the lofty levels of the market averages, this is not as impossible as it might seem. The narrowness of the market advance has left many companies at inexpensive levels (P/E's of 10-20x), versus 10-year government bond yields below 5%. As the Fed and other central banks continue to ease to fight off the global over-supply that affects many industries, confidence in improved profits should begin to build in the second half of 1999 and into 2000. But stock market winners will probably show up more frequently in this environment of global oversupply when capacity is curtailed and companies focus on their strongest franchises. Consequently, ICAP analysts will continue to focus on those companies where management is taking a more proactive approach to solving its own problems: by curtailing inefficient capacity, by spinning off better divisions which would likely be valued more highly by the market, or by divesting weaker units which are a drag on the corporation.

In addition, ICAP was quick to exploit the "silver lining" to the August-October stock market correction. During that period many premier franchises became available at value prices compared to the levels of their mega-cap rivals. For instance, ICAP was able to take positions in Dayton-Hudson (Target) at a steep discount to Wal-Mart, Northern Telecom at half of the valuation of Lucent, and Gannett - which has a billion dollars of real earnings - at a TOTAL CAPITALIZATION less than half that of nascent advertising titan Yahoo! We also used this period of market weakness to deploy nearly all of the cash reserves we had built up in the Discretionary Equity Portfolio. We feel these moves have positioned us well for 1999.

The ICAP Select Equity Portfolio, where we focus on a handful of stocks, enters 1999 with large positions in BankAmerica, Waste Management, News Corp. and Hoechst. While these are significant holdings in the Equity and Discretionary Equity Portfolios - they constitute over 40% of this focused Fund. While this Fund is concentrated, and has more potential risk, it represents the purest form of ICAP stock picking.

The ICAP Euro Select Equity Portfolio had a strong first year - fully participating in the healthy run that most European markets experienced. Europe benefited from many of the positive trends we anticipated in launching this
Fund: interest rates converged at lower levels - culminating in the coordinated central bank cut in December which reduced short rates to the 3% level; cross-border merger and acquisition activity was at record levels, and share buybacks, while still well below U.S. levels, began to ramp-up. Importantly, we feel that these positive forces will continue to play out over the next several years. In addition, European equity prices should benefit from a huge increase in demand as European investors - both institutional and retail - shift their asset allocation from fixed-income products to stocks. Non-European investors are also likely to be interested in increasing their exposure to both the Euro (as a currency), and to the many large companies that are extensively RESTRUCTURING to improve their returns. The ICAP Euro Select Equity Portfolio is also a "focused" fund where we apply the same process we have traditionally employed in identifying interesting U.S. turnaround situations to a short list of European companies engaged in a similar metamorphosis. At year-end the Fund held large positions in Akzo Nobel, Hoechst, Philips Electronics, Novartis, Telecom Italia, DaimlerChrysler and several other firms that are undergoing significant, positive change.

On a final note, while Institutional Capital, the Funds' investment adviser, continues to manage over $10 billion for over 150 important pension funds, endowments, public funds and Taft-Hartley accounts - the ICAP Funds pushed over the important ONE BILLION DOLLAR mark in early January, 1999.

THANK YOU ALL FOR YOUR SUPPORT AND CONFIDENCE IN OUR ORGANIZATION.

Sincerely,

/S/Robert H. Lyon

Robert H. Lyon
President and Chief Investment Officer



Investment Highlights

ICAP DISCRETIONARY EQUITY PORTFOLIO TOTAL RETURN
--------------------------------------------------------------------------------

----------------------------------------------------
Portfolio Total Return for the period ended 12/31/98
----------------------------------------------------
One Year                                      10.2%
Average Annual Since Inception (12/31/94)     24.5%
----------------------------------------------------

                  ICAP                S&P
             Discretionary         500 Stock
            Equity Portfolio         Index
             -------------       -------------

12/31/94         10,000              10,000
12/31/95         13,521              13,758
12/31/96         16,976              16,917
12/31/97         21,831              22,560
12/31/98         24,053              29,008

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in the S&P 500 Stock Index is not possible.

                                SECTOR BREAKDOWN

                            ICAP                    S&P
                       Discretionary             500 Stock
                      Equity Portfolio             Index
                       -------------           -------------

Basic Industries              6                       3
Capital Goods                 5                       7
Communications               11                      11
Consumer Durables             4                       2
Consumer Services             8                       5
Consumer Staples             14                      10
Energy                        5                       6
Financial                    11                      16
Healthcare                   17                      13
Retail                        7                       7
Technology                    7                      19
Transportation                4                       1



Investment Highlights

ICAP EQUITY PORTFOLIO TOTAL RETURN
--------------------------------------------------------------------------------

----------------------------------------------------
Portfolio Total Return for the period ended 12/31/98
----------------------------------------------------
One Year                                      11.4%
Average Annual Since Inception (12/31/94)     26.0%
----------------------------------------------------

                  ICAP                S&P
                 Equity            500 Stock
               Portfolio             Index
             -------------       -------------

12/31/94         10,000              10,000
12/31/95         13,885              13,758
12/31/96         17,531              16,917
12/31/97         22,630              22,560
12/31/98         25,215              29,008

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in the S&P 500 Stock Index is not possible.

                                SECTOR BREAKDOWN

                            ICAP                    S&P
                           Equity                500 Stock
                         Portfolio                 Index
                       -------------           -------------

Basic Industries              5                       3
Capital Goods                 4                       7
Communications               11                      11
Consumer Durables             5                       2
Consumer Services             7                       5
Consumer Staples             13                      10
Energy                        5                       6
Financial                    14                      16
Healthcare                   17                      13
Retail                        7                       7
Technology                    9                      19
Transportation                3                       1



Investment Highlights

ICAP SELECT EQUITY PORTFOLIO TOTAL RETURN
--------------------------------------------------------------------------------

----------------------------------------------------
Portfolio Total Return for the period ended 12/31/98
----------------------------------------------------
One Year                                      15.3%
----------------------------------------------------

                  ICAP                S&P
             Select Equity         500 Stock
               Portfolio             Index
             -------------       -------------

12/31/97         10,000              10,000
 3/31/98         11,366              11,395
 6/30/98         11,698              11,771
 9/30/98          9,720              10,600
12/31/98         11,533              12,858

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in the S&P 500 Stock Index is not possible.

                                SECTOR BREAKDOWN

                            ICAP                    S&P
                       Select Equity             500 Stock
                         Portfolio                 Index
                       -------------           -------------

Basic Industries              5                       3
Capital Goods                16                       7
Communications                5                      11
Consumer Durables             4                       2
Consumer Services             9                       5
Consumer Staples             20                      10
Energy                        2                       6
Financial                    18                      16
Healthcare                    9                      13
Retail                        0                       7
Technology                    9                      19
Transportation                4                       1



Investment Highlights

ICAP EURO SELECT EQUITY PORTFOLIO TOTAL RETURN
--------------------------------------------------------------------------------

----------------------------------------------------
Portfolio Total Return for the period ended 12/31/98
----------------------------------------------------
One Year                                      27.4%
----------------------------------------------------

                                 Morgan Stanley
               ICAP Euro            Capital
             Select Equity       International
               Portfolio          Europe Index
             -------------       -------------

12/31/97         10,000              10,000
 3/31/98         12,120              12,030
 6/30/98         13,368              12,649
 9/30/98         10,257              10,826
12/31/98         12,740              12,853

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The MorganStanley Capital International Europe Index is the aggregate of 15 individual European country indicies. A direct investment in the Morgan Stanley Capital International Europe Index is not possible.

                                SECTOR BREAKDOWN

                                               Morgan Stanley
                         ICAP Euro                Capital
                       Select Equity           International
                         Portfolio              Europe Index
                       -------------           -------------

Basic Industries             12                       5
Capital Goods                 0                       3
Communications                6                      10
Consumer Durables             4                       6
Consumer Services            17                       9
Consumer Staples              7                       9
Energy                        4                       6
Financial                    13                      26
Healthcare                   17                      11
Retail                        0                       4
Technology                    5                       3
Transportation                3                       2
Utilities                    11                       6



Discretionary Equity Portfolio
Schedule of Investments
December 31, 1998

-------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
-------------------------------------------------------------------------------

            COMMON STOCKS 98.51%

            AUTOS, TRUCKS 3.69%
   105,800  General Motors Corp.                                  $  7,571,312
                                                                  ------------

            BANKS 3.88%
   132,500  BankAmerica Corp.                                        7,966,563
                                                                  ------------

            BUILDING 0.36%
    25,400  Masco Corp.                                                730,250
                                                                  ------------

            CHEMICALS 4.76%
   129,100  Akzo Nobel N.V. ADR                                      5,761,088
   187,900  IMC Global, Inc.                                         4,016,362
                                                                  ------------
                                                                     9,777,450
                                                                  ------------

            COMMUNICATIONS - EQUIPMENT 3.41%
    54,400  Newbridge Networks Corp.<F1>                             1,652,400
   106,800  Northern Telecom Ltd.                                    5,353,350
                                                                  ------------
                                                                     7,005,750
                                                                  ------------

            DRUGS, SUPPLIES 16.10%
   137,288  American Home Products Corp.                             7,731,031
    96,650  Baxter International, Inc.                               6,215,803
    54,950  Bristol-Myers Squibb Co.                                 7,352,997
   186,000  Hoechst AG ADR                                           7,626,000
    87,000  Monsanto Co.                                             4,132,500
                                                                  ------------
                                                                    33,058,331
                                                                  ------------

            ELECTRONICS 3.25%
    98,500  Philips Electronics N.V.                                 6,667,219
                                                                  ------------
            FOOD, TOBACCO & BEVERAGE 5.07%
   150,300  Philip Morris Cos., Inc.                                 8,041,050
    62,200  Seagram Co. Ltd.                                         2,363,600
                                                                  ------------
                                                                    10,404,650
                                                                  ------------

            FOREST & PAPER, CONTAINERS 1.31%
    95,800  UPM-Kymmene Corp. ADR                                    2,686,701
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.


Discretionary Equity Portfolio
Schedule of Investments (continued)
December 31, 1998

-------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
-------------------------------------------------------------------------------

            HEALTHCARE - MISCELLANEOUS 0.75%
    86,900  Humana, Inc.<F1>                                      $  1,547,906
                                                                  ------------

            HOUSEHOLD PRODUCTS 2.48%
    93,500  Kimberly-Clark Corp.                                     5,095,750
                                                                  ------------

            INSURANCE 6.75%
   130,700  Allstate Corp.                                           5,048,288
    74,750  CIGNA Corp.                                              5,779,109
    55,450  Hartford Financial Services Group, Inc.                  3,042,819
                                                                  ------------
                                                                    13,870,216
                                                                  ------------

            LEISURE 2.89%
    21,740  Crestline Capital Corp.<F1>                                317,948
   217,400  Host Marriott Corp.                                      3,002,838
    62,800  Royal Caribbean Cruises Ltd.                             2,323,600
    13,000  Starwood Hotels & Resorts                                  294,937
                                                                  ------------
                                                                     5,939,323
                                                                  ------------

            LONG DISTANCE 5.04%
   187,100  Tele-Communications Inc. - TCI Group<F1>                10,348,969
                                                                  ------------

            MEDIA 5.10%
   327,900  News Corp. Ltd. ADR, Class A                             8,095,031
   105,810  R.H. Donnelley Corp.                                     1,540,858
    35,600  TCI Ventures Group<F1>                                     838,825
                                                                  ------------
                                                                    10,474,714
                                                                  ------------

            OIL 2.78%
   100,950  Elf Aquitaine ADR                                        5,716,294
                                                                  ------------

            OIL SERVICES 2.07%
    92,200  Schlumberger Ltd.                                        4,252,725
                                                                  ------------

            POLLUTION CONTROL 4.60%
    70,200  United States Filter Corp.<F1>                           1,605,825
   168,350  Waste Management, Inc.                                   7,849,319
                                                                  ------------
                                                                     9,455,144
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.


Discretionary Equity Portfolio
Schedule of Investments (continued)
December 31, 1998

-------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
-------------------------------------------------------------------------------

            PUBLISHING 3.81%
   142,450  Dun & Bradstreet Corp.                                $  4,496,078
    50,200  Gannett, Inc.                                            3,322,613
                                                                  ------------
                                                                     7,818,691
                                                                  ------------

            REGIONAL BELL OPERATING COMPANIES 6.28%
   136,600  Bell Atlantic Corp.                                      7,760,587
    95,900  SBC Communications, Inc.                                 5,142,637
                                                                  ------------
                                                                    12,903,224
                                                                  ------------

            RETAIL 6.99%
    53,000  Circuit City Stores - Circuit City Group                 2,646,688
   111,800  Dayton Hudson Corp.                                      6,065,150
   129,692  Federated Department Stores, Inc.<F1>                    5,649,708
                                                                  ------------
                                                                    14,361,546
                                                                  ------------

            SERVICES - MISCELLANEOUS 0.97%
    52,400  Service Corporation International                        1,994,475
                                                                  ------------

            SOFTWARE & SERVICES 0.59%
    28,600  Computer Associates International, Inc.                  1,219,075
                                                                  ------------

            TOYS 1.51%
    85,600  Hasbro, Inc.                                             3,092,300
                                                                  ------------

            TRANSPORTATION 4.07%
    60,550  AMR Corp.<F1>                                            3,595,156
   141,102  Burlington Northern Santa Fe Corp.                       4,762,192
                                                                  ------------
                                                                     8,357,348
                                                                  ------------

            TOTAL COMMON STOCKS
               (cost $170,205,918)                                 202,315,926
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.


Discretionary Equity Portfolio
Schedule of Investments (continued)
December 31, 1998

-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                VALUE
-------------------------------------------------------------------------------

            SHORT-TERM INVESTMENT 1.45%

            MONEY MARKET 1.45%
$2,977,012  UMB Bank Money Market Fiduciary                       $  2,977,012
                                                                  ------------

            TOTAL SHORT-TERM INVESTMENT
               (cost $2,977,012)                                     2,977,012
                                                                  ------------

            TOTAL INVESTMENTS 99.96%
               (cost $173,182,930)                                 205,292,938

            Cash and Other Assets,
               less Liabilities 0.04%                                   75,932
                                                                  ------------

            NET ASSETS 100.00%                                    $205,368,870
                                                                  ============

See notes to financial statements.
<F1> Non-income producing.


Equity Portfolio
Schedule of Investments
December 31, 1998

-------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
-------------------------------------------------------------------------------

            COMMON STOCKS  97.23%

            AUTOS, TRUCKS 4.09%
   410,425  General Motors Corp.                                  $ 29,371,039
                                                                  ------------

            BANKS 4.54%
   541,200  BankAmerica Corp.                                       32,539,650
                                                                  ------------

            BUILDING 0.35%
    88,200  Masco Corp.                                              2,535,750
                                                                  ------------

            CHEMICALS 3.67%
   439,500  Akzo Nobel N.V. ADR                                     19,612,688
   314,000  IMC Global, Inc.                                         6,711,750
                                                                  ------------
                                                                    26,324,438
                                                                  ------------

            COMMUNICATIONS - EQUIPMENT 3.32%
   187,200  Newbridge Networks Corp.<F1>                             5,686,200
   362,000  Northern Telecom Ltd.                                   18,145,250
                                                                  ------------
                                                                    23,831,450
                                                                  ------------

            COMPUTER SYSTEMS 2.11%
    81,750  International Business Machines Corp.                   15,103,312
                                                                  ------------

            DRUGS, SUPPLIES 15.44%
   378,762  American Home Products Corp.                            21,329,035
   305,900  Baxter International, Inc.                              19,673,194
   224,800  Bristol-Myers Squibb Co.                                30,081,050
   593,150  Hoechst AG ADR                                          24,319,150
   322,700  Monsanto Co.                                            15,328,250
                                                                  ------------
                                                                   110,730,679
                                                                  ------------

            ELECTRONICS 3.04%
   322,555  Philips Electronics N.V.                                21,832,942
                                                                  ------------

            FINANCIAL - MISCELLANEOUS 2.39%
   431,800  Household International, Inc.                           17,110,075
                                                                  ------------

            FOOD, TOBACCO & BEVERAGE 5.23%
   554,700  Philip Morris Cos., Inc.                                29,676,450
   206,000  Seagram Co. Ltd.                                         7,828,000
                                                                  ------------
                                                                    37,504,450
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.


Equity Portfolio
Schedule of Investments (continued)
December 31, 1998

-------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
-------------------------------------------------------------------------------

            FOREST & PAPER, CONTAINERS 1.06%
   272,000  UPM-Kymmene Corp. ADR                                 $  7,628,213
                                                                  ------------

            HEALTHCARE - MISCELLANEOUS 0.74%
   296,300  Humana, Inc.<F1>                                         5,277,844
                                                                  ------------

            HOUSEHOLD PRODUCTS 1.38%
   182,200  Kimberly-Clark Corp.                                     9,929,900
                                                                  ------------

            INSURANCE 6.92%
   441,050  Allstate Corp.                                          17,035,556
   279,200  CIGNA Corp.                                             21,585,650
   200,700  Hartford Financial Services Group, Inc.                 11,013,412
                                                                  ------------
                                                                    49,634,618
                                                                  ------------

            LEISURE 2.67%
    71,655  Crestline Capital Corp.<F1>                              1,047,954
   716,550  Host Marriott Corp.                                      9,897,347
   194,400  Royal Caribbean Cruises Ltd.                             7,192,800
    43,800  Starwood Hotels & Resorts                                  993,713
                                                                  ------------
                                                                    19,131,814
                                                                  ------------

            LONG DISTANCE 4.71%
   610,200  Tele-Communications Inc. - TCI Group<F1>                33,751,688
                                                                  ------------

            MEDIA 5.01%
 1,190,450  News Corp. Ltd. ADR, Class A                            29,389,234
   244,960  R.H. Donnelley Corp.                                     3,567,230
   125,500  TCI Ventures Group<F1>                                   2,957,094
                                                                  ------------
                                                                    35,913,558
                                                                  ------------

            OIL 2.56%
   324,170  Elf Aquitaine ADR                                       18,356,126
                                                                  ------------

            OIL SERVICES 1.82%
   283,700  Schlumberger Ltd.                                       13,085,662
                                                                  ------------

            POLLUTION CONTROL 4.22%
   224,500  United States Filter Corp.<F1>                           5,135,437
   538,800  Waste Management, Inc.                                  25,121,550
                                                                  ------------
                                                                    30,256,987
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.


Equity Portfolio
Schedule of Investments (continued)
December 31, 1998

-------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
-------------------------------------------------------------------------------

            PUBLISHING 3.10%
   335,050  Dun & Bradstreet Corp.                               $  10,575,016
   176,300  Gannett, Inc.                                           11,668,856
                                                                  ------------
                                                                    22,243,872
                                                                  ------------

            REGIONAL BELL OPERATING COMPANIES 6.37%
   489,650  Bell Atlantic Corp.                                     27,818,241
   332,900  SBC Communications, Inc.                                17,851,763
                                                                  ------------
                                                                    45,670,004
                                                                  ------------

            RETAIL 6.55%
   160,100  Circuit City Stores - Circuit City Group                 7,994,994
   384,700  Dayton Hudson Corp.                                     20,869,975
   416,308  Federated Department Stores, Inc.<F1>                   18,135,417
                                                                  ------------
                                                                    47,000,386
                                                                  ------------

            SERVICES - MISCELLANEOUS 0.96%
   181,200  Service Corporation International                        6,896,925
                                                                  ------------

            SOFTWARE & SERVICES 0.58%
    97,300  Computer Associates International, Inc.                  4,147,412
                                                                  ------------

            TOYS 1.31%
   259,575  Hasbro, Inc.                                             9,377,147
                                                                  ------------

            TRANSPORTATION 3.09%
   187,800  AMR Corp.<F1>                                           11,150,625
   327,248  Burlington Northern Santa Fe Corp.                      11,044,620
                                                                  ------------
                                                                    22,195,245
                                                                  ------------

            TOTAL COMMON STOCKS
               (cost $600,284,009)                                 697,381,186
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.


Equity Portfolio
Schedule of Investments (continued)
December 31, 1998

-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                VALUE
-------------------------------------------------------------------------------

            SHORT-TERM INVESTMENT  2.74%

            MONEY MARKET 2.74%
$19,661,854 UMB Bank Money Market Fiduciary                       $ 19,661,854
                                                                  ------------

            TOTAL SHORT-TERM INVESTMENT
               (cost $19,661,854)                                   19,661,854
                                                                  ------------

            TOTAL INVESTMENTS 99.97%
               (cost $619,945,863)                                 717,043,040

            Cash and Other Assets,
               less Liabilities 0.03%                                  223,734
                                                                  ------------

            NET ASSETS 100.00%                                    $717,266,774
                                                                  ============

See notes to financial statements.
<F1> Non-income producing.


Select Equity Portfolio
Schedule of Investments
December 31, 1998

-------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
-------------------------------------------------------------------------------

            COMMON STOCKS 96.63%

            AUTOS, TRUCKS 4.33%
     5,800  General Motors Corp.                                   $   415,063
                                                                  ------------

            BANKS 12.55%
    20,000  BankAmerica Corp.                                        1,202,500
                                                                  ------------

            CHEMICALS 4.66%
    10,000  Akzo Nobel N.V. ADR                                        446,250
                                                                  ------------

            COMMUNICATIONS - EQUIPMENT 4.45%
     8,500  Northern Telecom Ltd.                                      426,063
                                                                  ------------

            DRUGS, SUPPLIES 4.28%
    10,000  Hoechst AG ADR                                             410,000
                                                                  ------------

            ELECTRONICS 4.24%
     6,000  Philips Electronics N.V.                                   406,125
                                                                  ------------

            FINANCIAL - MISCELLANEOUS 4.55%
    11,000  Household International, Inc.                              435,875
                                                                  ------------

            FOOD, TOBACCO & BEVERAGE 3.91%
     7,000  Philip Morris Cos., Inc.                                   374,500
                                                                  ------------

            HEALTHCARE - MISCELLANEOUS 4.09%
    22,000  Humana, Inc.<F1>                                           391,875
                                                                  ------------

            LEISURE 4.62%
     2,900  Crestline Capital Corp.<F1>                                 42,413
    29,000  Host Marriott Corp.                                        400,562
                                                                  ------------
                                                                       442,975
                                                                  ------------

            LONG DISTANCE 4.62%
     8,000  Tele-Communications Inc. - TCI Group<F1>                   442,500
                                                                  ------------

            MEDIA 15.64%
    43,000  News Corp. Ltd. ADR, Class A                             1,061,563
    30,000  R.H. Donnelley Corp.                                       436,875
                                                                  ------------
                                                                     1,498,438
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.


Select Equity Portfolio
Schedule of Investments (continued)
December 31, 1998

-------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
-------------------------------------------------------------------------------

            OIL SERVICES 1.97%
     4,100  Schlumberger Ltd.                                     $    189,112
                                                                  ------------

            POLLUTION CONTROL 15.00%
    18,000  United States Filter Corp.<F1>                             411,750
    22,000  Waste Management, Inc.                                   1,025,750
                                                                  ------------
                                                                     1,437,500
                                                                  ------------

            PUBLISHING 3.95%
    12,000  Dun & Bradstreet Corp.                                     378,750
                                                                  ------------

            TRANSPORTATION 3.77%
    21,000  Wisconsin Central Transportation Corp.<F1>                 360,937
                                                                  ------------

            TOTAL COMMON STOCKS
               (cost $8,058,813)                                     9,258,463
                                                                  ------------

PRINCIPAL
 AMOUNT
---------

            SHORT-TERM INVESTMENT 3.11%

            MONEY MARKET 3.11%
  $297,656  UMB Bank Money Market Fiduciary                            297,656
                                                                  ------------

            TOTAL SHORT-TERM INVESTMENT
               (cost $297,656)                                         297,656
                                                                  ------------

            TOTAL INVESTMENTS 99.74%
               (cost $8,356,469)                                     9,556,119

            Cash and Other Assets,
               less Liabilities 0.26%                                   24,730
                                                                  ------------

            NET ASSETS 100.00%                                      $9,580,849
                                                                  ============

See notes to financial statements.
<F1> Non-income producing.


Euro Select Equity Portfolio
Schedule of Investments
December 31, 1998

-------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
-------------------------------------------------------------------------------

            COMMON STOCKS 99.45%

            AUTOS, TRUCKS 4.26%
    12,441  DaimlerChrysler AG<F1>                                  $1,195,114
                                                                  ------------

            BANKS 8.62%
    19,329  ING Groep N.V. ADR                                       1,202,022
     3,950  UBS AG                                                   1,213,630
                                                                  ------------
                                                                     2,415,652
                                                                  ------------

            CHEMICALS 8.56%
    43,600  Akzo Nobel N.V. ADR                                      1,945,650
    16,700  BOC Group plc ADR                                          455,075
                                                                  ------------
                                                                     2,400,725
                                                                  ------------

            DRUGS, SUPPLIES 17.00%
    37,000  Hoechst AG ADR                                           1,517,000
    17,300  Novartis AG ADR                                          1,700,424
    30,800  Rhone-Poulenc SA ADR                                     1,547,700
                                                                  ------------
                                                                     4,765,124
                                                                  ------------

            ELECTRIC POWER 7.01%
    37,900  Endesa S.A. ADR                                          1,023,300
    17,200  RWE Aktiengesellschaft AG ADR                              942,348
                                                                  ------------
                                                                     1,965,648
                                                                  ------------

            ELECTRONICS 4.91%
    20,350  Philips Electronics, N.V.                                1,377,441
                                                                  ------------

            LEISURE 4.55%
    72,200  Granada Group plc                                        1,276,337
                                                                  ------------

            FOOD, TOBACCO & BEVERAGE 7.44%
    26,400  Diageo plc ADR                                           1,221,000
    43,200  Tomkins plc ADR                                            864,000
                                                                  ------------
                                                                     2,085,000
                                                                  ------------

            FOREST & PAPER, CONTAINERS 2.98%
    29,800  UPM-Kymmene Corp. ADR                                      835,738
                                                                  ------------

            INSURANCE 4.50%
    17,450  Axa-UAP ADR                                              1,260,763
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.


Euro Select Equity Portfolio
Schedule of Investments (continued)
December 31, 1998

-------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
-------------------------------------------------------------------------------

            MISCELLANEOUS COMMUNICATIONS 5.74%
     7,200  Sonera Group plc ADS<F1><F2>                          $    511,920
    12,600  Telecom Italia SpA ADR                                   1,096,200
                                                                  ------------
                                                                     1,608,120
                                                                  ------------

            OIL 4.28%
    21,200  Elf Aquitaine ADR                                        1,200,450
                                                                  ------------

            PUBLISHING 3.40%
    47,800  Pearson plc ADR                                            952,769
                                                                  ------------

            SERVICES - MISCELLANEOUS 8.79%
    49,900  Peninsular & Oriental Steam Navigation Co. ADR           1,178,937
    20,800  WPP Group plc ADR                                        1,284,400
                                                                  ------------
                                                                     2,463,337
                                                                  ------------

            TELEPHONE 4.22%
    22,800  Vivendi ADR                                              1,183,671
                                                                  ------------

            TRANSPORTATION 3.19%
    29,800  KLM Royal Dutch Airlines N.V.                              894,000
                                                                  ------------

            TOTAL COMMON STOCKS
               (cost $23,179,900)                                   27,879,889
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.
<F2> Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


Euro Select Equity Portfolio
Schedule of Investments (continued)
December 31, 1998

-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                VALUE
-------------------------------------------------------------------------------

            SHORT-TERM INVESTMENT 0.56%

            MONEY MARKET 0.56%
  $157,776  UMB Bank Money Market Fiduciary                       $    157,776
                                                                  ------------

            TOTAL SHORT-TERM INVESTMENT
               (cost $157,776)                                         157,776
                                                                  ------------

            TOTAL INVESTMENTS 100.01%
               (cost $23,337,676)                                   28,037,665

            Liabilities, less Cash
               and Other Assets (0.01)%                                (3,842)
                                                                  ------------

            NET ASSETS 100.00%                                     $28,033,823
                                                                  ============


At December 31, 1998, ICAP Euro Select Equity Portfolio's investments were diversified as follows:

COUNTRY                                            %
----------------------------------------------------

Finland                                         4.8%
France                                         18.6%
Germany                                        13.1%
Italy                                           3.9%
Netherlands                                    19.5%
Spain                                           3.7%
Switzerland                                    10.5%
United Kingdom                                 25.9%

----------------------------------------------------
TOTAL                                         100.0%
----------------------------------------------------

See notes to financial statements.



Statements of Assets and Liabilities
December 31, 1998



-----------------------------------------------------------------------------------------------------------------------
                                               DISCRETIONARY                              SELECT           EURO SELECT
                                                  EQUITY              EQUITY              EQUITY              EQUITY
                                                 PORTFOLIO          PORTFOLIO            PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                            $173,182,930        $619,945,863          $8,356,469         $23,337,676
                                              ==============      ==============       =============      ==============

Investments, at value                           $205,292,938        $717,043,040          $9,556,119         $28,037,665
Dividends and interest receivable                    765,261           2,553,184              77,286               8,005
Receivable for securities sold                        82,195             280,831                   -                   -
Tax reclaim receivable                                24,691              82,903                   -              18,449
Other assets                                          16,659              21,490               9,108               9,417
Receivable from Adviser                                    -                   -               5,054                   -
                                              --------------      --------------      --------------      --------------

   Total Assets                                  206,181,744         719,981,448           9,647,567          28,073,536
                                              --------------      --------------      --------------      --------------

LIABILITIES:
Payable for securities purchased                     650,839           2,165,210              42,050                   -
Accrued investment advisory fee                      104,971             396,200                   -               8,921
Accrued expenses and other liabilities                57,064             153,264              24,668              30,792
                                              --------------      --------------      --------------      --------------
   Total Liabilities                                 812,874           2,714,674              66,718              39,713
                                              --------------      --------------      --------------      --------------
NET ASSETS                                      $205,368,870        $717,266,774          $9,580,849         $28,033,823
                                              ==============      ==============      ==============      ==============

NET ASSETS CONSIST OF:
Capital stock                                 $       64,164      $      185,679      $        4,208      $       11,526
Paid-in capital in excess of par                 176,111,839         634,171,363           8,757,313          24,423,501
Undistributed net investment income                   33,760             110,266               4,352                   -
Accumulated net realized
  loss on investments and
  foreign currency transactions                  (2,950,901)        (14,297,711)           (384,674)         (1,101,193)
Net unrealized appreciation
  on investments                                  32,110,008          97,097,177           1,199,650           4,699,989
                                              --------------      --------------      --------------      --------------

NET ASSETS                                      $205,368,870        $717,266,774          $9,580,849         $28,033,823
                                              ==============      ==============     ===============      ==============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                       100,000,000         100,000,000         100,000,000         100,000,000
Issued and outstanding                             6,416,379          18,567,876             420,833           1,152,607

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                          $32.01              $38.63              $22.77              $24.32
                                                      ======              ======              ======              ======

See notes to financial statements.



Statements of Operations
For the Year Ended December 31, 1998



-----------------------------------------------------------------------------------------------------------------------
                                               DISCRETIONARY                              SELECT           EURO SELECT
                                                  EQUITY              EQUITY              EQUITY              EQUITY
                                                 PORTFOLIO          PORTFOLIO            PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends<F1>                                 $    3,743,898         $11,811,334            $146,409         $   599,902
Interest                                             898,353             774,870               7,473              50,993
Earnings credits                                      14,527              39,785                 218                 897
                                              --------------      --------------      --------------      --------------
                                                   4,656,778          12,625,989             154,100             651,792
                                              --------------      --------------      --------------      --------------

EXPENSES:
Investment advisory fees                           1,521,894           4,613,552              47,089             242,136
Fund administration and accounting fees              182,618             310,508              55,000              55,000
Federal and state registration fees                   42,255             121,597              20,269              25,077
Shareholder servicing                                 27,249              48,587              20,447              21,516
Custody fees                                          25,937              57,964               2,837               7,087
Directors' fees and expenses                          16,989              16,988              15,076              15,075
Legal fees                                            15,879              15,878              16,716              18,685
Audit fees                                            14,504              14,511               6,575               6,574
Reports to shareholders                                9,992               9,938               9,841              10,010
Amortization of organization costs                     7,256               7,256                   -                   -
Other                                                  4,896               6,231               2,655               3,207
                                              --------------      --------------      --------------      --------------

Total expenses before waivers
  and reimbursements                               1,869,469           5,223,010             196,505             404,367
Waivers and reimbursements
  of expenses by Adviser                           (347,575)           (609,458)           (149,416)           (162,231)
                                              --------------      --------------      --------------      --------------

Net expenses                                       1,521,894           4,613,552              47,089             242,136
                                              --------------      --------------      --------------      --------------

NET INVESTMENT INCOME                              3,134,884           8,012,437             107,011             409,656
                                              --------------      --------------      --------------      --------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain (loss) on investments            3,179,531        (13,842,012)           (384,674)           (152,423)
Change in net unrealized appreciation
  on investments                                  13,361,843          63,286,668           1,199,650           4,699,989
                                              --------------      --------------      --------------      --------------

Net gain on investments                           16,541,374          49,444,656             814,976           4,547,566
                                              --------------      --------------      --------------      --------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        $19,676,258         $57,457,093            $921,987          $4,957,222
                                              ==============      ==============      ==============      ==============

<F1>  Net of $91,733, $302,639, $1,651 and $77,790 in foreign withholding taxes, respectively.


See notes to financial statements.



Discretionary Equity Portfolio
Statements of Changes in Net Assets


--------------------------------------------------------------------------------
                                              YEAR ENDED          YEAR ENDED
                                          DECEMBER 31, 1998   DECEMBER 31, 1997
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                        $  3,134,884         $  1,982,461
Net realized gain on investments                3,179,531           29,520,220
Change in net unrealized appreciation
 on investments                                13,361,843            3,099,781
                                             ------------         ------------
Net increase in net assets resulting
 from operations                               19,676,258           34,602,462
                                             ------------         ------------

DISTRIBUTIONS PAID FROM:
Net investment income                         (3,106,991)          (2,016,514)
In excess of book net investment income                 -              (6,886)
Net realized gain on investments              (5,568,769)         (29,508,774)
                                             ------------         ------------
Net decrease in net assets resulting
 from distributions paid                      (8,675,760)         (31,532,174)
                                             ------------         ------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                    57,481,356           27,202,442
Shares issued to holders in
 reinvestment of distributions                  8,428,247           30,736,909
Shares redeemed                              (28,677,907)         (14,152,790)
                                             ------------         ------------
Net increase in net assets resulting
 from capital share transactions               37,231,696           43,786,561
                                             ------------         ------------

TOTAL INCREASE IN NET ASSETS                   48,232,194           46,856,849

NET ASSETS:
Beginning of period                           157,136,676          110,279,827
                                             ------------         ------------
End of period                                $205,368,870         $157,136,676
                                             ============         ============

See notes to financial statements.



Equity Portfolio
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                              YEAR ENDED           YEAR ENDED
                                          DECEMBER 31, 1998    DECEMBER 31, 1997
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                        $  8,012,437         $  2,824,874
Net realized gain (loss) on investments      (13,842,012)           42,465,810
Change in net unrealized appreciation
 on investments                                63,286,668           14,971,397
                                             ------------         ------------
Net increase in net assets resulting
 from operations                               57,457,093           60,262,081
                                             ------------         ------------

DISTRIBUTIONS PAID FROM:
Net investment income                         (7,958,317)          (2,861,245)
In excess of book net investment income                 -              (3,755)
Net realized gain on investments                        -         (42,465,810)
In excess of book net realized
 gain on investments                                    -             (68,649)
                                             ------------         ------------
Net decrease in net assets resulting
 from distributions paid                      (7,958,317)         (45,399,459)
                                             ------------         ------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                   407,643,663          191,752,572
Shares issued to holders in
 reinvestment of distributions                  7,620,729           44,264,988
Shares redeemed                             (118,898,372)         (28,602,814)
                                              ------------        ------------
Net increase in net assets resulting
 from capital share transactions              296,366,020          207,414,746
                                             ------------         ------------

TOTAL INCREASE IN NET ASSETS                  345,864,796          222,277,368

NET ASSETS:
Beginning of period                           371,401,978          149,124,610
                                             ------------         ------------
End of period                                $717,266,774         $371,401,978
                                             ============         ============

See notes to financial statements.



Select Equity Portfolio
Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                                 YEAR ENDED
                                                             DECEMBER 31, 1998
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                           $   107,011
Net realized loss on investments                                  (384,674)
Change in net unrealized appreciation
 on investments                                                   1,199,650
                                                                -----------
Net increase in net assets resulting
 from operations                                                    921,987
                                                                -----------

DISTRIBUTIONS PAID FROM:
Net investment income                                             (109,221)
                                                                -----------
Net decrease in net assets resulting
 from distributions paid                                          (109,221)
                                                                -----------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                                      10,047,431
Shares issued to holders in
 reinvestment of distributions                                      105,755
Shares redeemed                                                 (1,385,103)
                                                                -----------
Net increase in net assets resulting
 from capital share transactions                                  8,768,083
                                                                -----------

TOTAL INCREASE IN NET ASSETS                                      9,580,849

NET ASSETS:
Beginning of period                                                       -
                                                                -----------
End of period                                                    $9,580,849
                                                                ===========

See notes to financial statements.



Euro Select Equity Portfolio
Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                                 YEAR ENDED
                                                             DECEMBER 31, 1998
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                         $     409,656
Net realized loss on investments                                  (152,423)
Change in net unrealized appreciation
 on investments                                                   4,699,989
                                                                -----------
Net increase in net assets resulting
 from operations                                                  4,957,222
                                                                -----------

DISTRIBUTIONS PAID FROM:
Net investment income                                             (426,390)
Net realized gain on investments                                  (938,757)
                                                                -----------
Net decrease in net assets resulting
 from distributions paid                                        (1,365,147)
                                                                -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                      38,237,521
Shares issued to holders in
 reinvestment of distributions                                    1,365,033
Shares redeemed                                                (15,160,806)
                                                                -----------
Net increase in net assets resulting
 from capital share transactions                                 24,441,748
                                                                -----------

TOTAL INCREASE IN NET ASSETS                                     28,033,823

NET ASSETS:
Beginning of period                                                       -
                                                                -----------
End of period                                                   $28,033,823
                                                                ===========

See notes to financial statements.



Discretionary Equity Portfolio
Financial Highlights

--------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,
(For a share outstanding
throughout the year)                       1998       1997     1996    1995<F1>
--------------------------------------------------------------------------------

Net asset value, beginning of year        $30.34    $29.55    $25.42    $20.00

Income from investment operations:
  Net investment income                     0.52      0.48      0.36      0.31
  Net realized and unrealized gain on
    investments                             2.57      7.80      6.09      6.70
                                        --------  --------  --------  --------
    Total income from investment
       operations                           3.09      8.28      6.45      7.01
                                        --------  --------  --------  --------

Less distributions:
 From net investment income               (0.52)    (0.48)    (0.36)    (0.31)
 In excess of book net
  investment income                            -    (0.01)         -         -
  From net realized gain on investments (0.90) (7.00) (1.80) (1.27) In excess of book net realized gain on
    investments                                -         -    (0.16)    (0.01)
                                        --------  --------  --------  --------
  Total distributions                     (1.42)    (7.49)    (2.32)    (1.59)
                                        --------  --------  --------  --------

Net asset value, end of year              $32.01    $30.34    $29.55    $25.42
                                        ========  ========  ========  ========

Total return                              10.17%    28.60%    25.55%    35.21%

Supplemental data and ratios:
    Net assets, end of year
        (in thousands)                  $205,369  $157,137  $110,280   $37,362
    Ratio of expenses to average
        net assets<F2>                     0.80%     0.80%     0.80%     0.80%
    Ratio of net investment income to
        average net assets<F2>             1.65%     1.37%     1.35%     1.71%
    Portfolio turnover rate                 129%      131%      138%      102%


<F1> Commencement of operations after the close of business on December 31,
     1994.
<F2> Net of waivers by the Adviser. Without waivers of expenses, the ratio of expenses to average net assets would have been 0.98%, 1.02%, 1.11% and 1.56%, and the ratio of net investment income to average net assets would have been 1.47%, 1.15%, 1.04% and 0.95% for 1998, 1997, 1996 and 1995,
     respectively.

See notes to financial statements.



Equity Portfolio
Financial Highlights

--------------------------------------------------------------------------------
(For a share outstanding                        YEAR ENDED DECEMBER 31,
throughout the year)                       1998       1997     1996    1995<F1>
--------------------------------------------------------------------------------

Net asset value, beginning of year        $35.12    $31.16    $26.03    $20.00

Income from investment operations:
  Net investment income                     0.50      0.37      0.31      0.28
  Net realized and unrealized gain on
    investments                             3.51      8.57      6.49      7.45
                                        --------  --------  --------  --------
    Total income from investment
       operations                           4.01      8.94      6.80      7.73
                                        --------  --------  --------  --------

Less distributions:
  From net investment income              (0.50)    (0.37)    (0.30)    (0.28)
  In excess of book net investment income      -    (0.01)         -         -
  From net realized gain on investments        -    (4.59)    (1.30)    (1.41)
  In excess of book net realized gain on
    investments                                -    (0.01)    (0.07)    (0.01)
                                        --------  --------  --------  --------
    Total distributions                   (0.50)    (4.98)    (1.67)    (1.70)
                                        --------  --------  --------  --------

Net asset value, end of year              $38.63    $35.12    $31.16    $26.03
                                        ========  ========  ========  ========

Total return                              11.42%    29.08%    26.26%    38.85%
Supplemental data and ratios:
    Net assets, end of year
        (in thousands)                  $717,267  $371,402  $149,125   $46,788
    Ratio of expenses to average
        net assets<F2>                     0.80%     0.80%     0.80%     0.80%
  Ratio of net investment income to
        average net assets<F2>             1.39%     1.06%     1.15%     1.49%
    Portfolio turnover rate                 133%      121%      125%      105%


<F1> Commencement of operations after the close of business on December 31,
     1994.
<F2> Net of waivers by the Adviser. Without waivers of expenses, the ratio of expenses to average net assets would have been 0.91%, 0.97%, 1.12% and 1.44%, and the ratio of net investment income to average net assets would have been 1.28%, 0.89%, 0.83% and 0.85% for 1998, 1997, 1996 and 1995,
     respectively.

See notes to financial statements.



Select Equity Portfolio
Financial Highlights

--------------------------------------------------------------------------------
(For a share outstanding                                       YEAR ENDED
throughout the year)                                     DECEMBER 31, 1998<F1>
--------------------------------------------------------------------------------


Net asset value, beginning of year                             $20.00

Income from investment operations:
 Net investment income                                           0.28
  Net realized and unrealized gain on
  investments                                                    2.78
                                                             --------
  Total income from investment
    operations                                                   3.06
                                                             --------

Less distributions:
 From net investment income                                    (0.29)
                                                             --------
  Total distributions                                          (0.29)
                                                             --------

Net asset value, end of year                                   $22.77
                                                             ========

Total return                                                   15.33%

Supplemental data and ratios:
 Net assets, end of year
  (in thousands)                                               $9,581
  Ratio of expenses to average
  net assets<F2>                                                0.80%
  Ratio of net investment income to
  average net assets<F2>                                        1.82%
 Portfolio turnover rate                                         250%


<F1> Commencement of operations after the close of business on December 31,
     1997.
<F2> Net of waivers and reimbursements by the Adviser. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 3.34%, and the ratio of net investment income to average net assets would have been (0.72)%.

See notes to financial statements.



Euro Select Equity Portfolio
Financial Highlights

--------------------------------------------------------------------------------
(For a share outstanding                                       YEAR ENDED
throughout the year)                                     DECEMBER 31, 1998<F1>
--------------------------------------------------------------------------------

Net asset value, beginning of year                             $20.00

Income from investment operations:
 Net investment income                                           0.35
 Net realized and unrealized gain on
  investments                                                    5.07
                                                             --------
  Total income from investment
   operations                                                    5.42
                                                             --------

Less distributions:
 From net investment income                                    (0.37)
 From net realized gain on investments                         (0.73)
                                                             --------
  Total distributions                                          (1.10)
                                                             --------

Net asset value, end of year                                   $24.32
                                                             ========

Total return                                                   27.40%

Supplemental data and ratios:
 Net assets, end of year
  (in thousands)                                              $28,034
 Ratio of expenses to average
  net assets<F2>                                                1.00%
 Ratio of net investment income to
  average net assets<F2>                                        1.69%
 Portfolio turnover rate                                         272%


<F1> Commencement of operations after the close of business on December 31,
     1997.
<F2> Net of waivers by the Adviser. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.67%, and the ratio of net investment income to average net assets would have been 1.02%.

See notes to financial statements.



Notes to Financial Statements
December 31, 1998

ORGANIZATION
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the first two of which are diversified portfolios and the last two of which are non-diversified portfolios; the Discretionary Equity Portfolio, the Equity Portfolio, the Select Equity Portfolio and the Euro Select Equity Portfolio (the "Portfolios"). Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a recognized U.S. or foreign securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a recognized U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

b) Foreign Currency Translations - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

c) Federal Income and Excise Taxes - It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is required.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Dividends differ from book net investment income due to the nondeductible tax treatment of items such as organization costs. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at December 31, 1998, reclassifications were recorded to increase undistributed net investment income by $4,626, $51,774, $6,562 and $16,734; increase accumulated net realized loss on investments by $562, $47,711, $0 and $10,013; and decrease paid-in capital in excess of par by $4,064, $4,063, $6,562 and $6,721 for the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios, respectively.

e) Short-Term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

f) Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) Other - Investment transactions are accounted for on the trade date. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any noncash dividends are recognized as investment income at the fair value of the property received.

CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Portfolios were as follows:


--------------------------------------------------------------------------------------------------------------------------
                                         DISCRETIONARY                                            SELECT      EURO SELECT
                                             EQUITY                        EQUITY                 EQUITY        EQUITY
                                           PORTFOLIO                     PORTFOLIO               PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                       1998          1997           1998           1997            1998          1998
--------------------------------------------------------------------------------------------------------------------------

Shares sold                         1,869,143        840,715     10,993,859      5,274,966        481,241      1,746,129
Shares issued to
  holders in
  reinvestment of
  distributions                       262,025      1,026,668        197,225      1,282,704          4,740         58,865
Shares redeemed                     (893,947)      (419,974)    (3,197,801)      (768,627)       (65,148)      (652,387)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase                        1,237,221      1,447,409      7,993,283      5,789,043        420,833      1,152,607
                                  ===========    ===========    ===========    ===========    ===========    ===========


INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the period ended December 31, 1998, are summarized below:

------------------------------------------------------------------------------
                DISCRETIONARY                       SELECT        EURO SELECT
                    EQUITY          EQUITY          EQUITY          EQUITY
                  PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------

Purchases       $263,717,468   $1,018,602,364     $22,451,526     $83,412,300
Sales           $223,754,731     $735,831,068     $14,008,040     $60,079,977

There were no purchases or sales of U.S. government obligations. At December 31, 1998, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $174,602,076, $625,241,304, $8,605,823 and $24,362,064 for the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios, respectively, were as follows:

------------------------------------------------------------------------------
                        DISCRETIONARY                  SELECT     EURO SELECT
                            EQUITY       EQUITY        EQUITY       EQUITY
                          PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------

Unrealized
  appreciation           $33,916,625  $109,248,483   $1,106,967    $4,259,012
Unrealized
  depreciation           (3,225,763)  (17,446,747)    (156,671)     (583,411)
                        ------------  ------------ ------------  ------------
Net unrealized
  appreciation
  on investments         $30,690,862   $91,801,736     $950,296    $3,675,601
                        ============  ============ ============  ============


At December 31, 1998, the Portfolios had net realized capital losses from transactions between November 1, 1998, and December 31, 1998, which for tax purposes are deferred and will be recognized in 1999, and capital loss carryforwards (which are available to offset future capital gains through 2006) as follows:

------------------------------------------------------------------------------
                        DISCRETIONARY                  SELECT     EURO SELECT
                            EQUITY       EQUITY        EQUITY       EQUITY
                          PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------

Post-October losses       $1,505,431    $7,571,348            -       $84,203
Capital loss carryforward          -    $1,333,712     $135,320             -

For the year ended December 31, 1998, 81%, 100%, 57% and 0% of dividends paid from net investment income, excluding short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios, respectively (unaudited). For the year ended December 31, 1998, the Discretionary Equity Portfolio designated $5,568,769 in capital gain distributions.

INVESTMENT ADVISORY AGREEMENT
The Portfolios have an agreement with the Adviser, with whom certain officers and directors of ICAP are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of this agreement, the Discretionary Equity, Equity and Select Equity Portfolios will pay the Adviser a monthly fee at the annual rate of 0.80% of average net assets and the Euro Select Equity Portfolio will pay the Adviser a monthly fee at the annual rate of 1.00% of average net assets. If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 0.80% for the Discretionary Equity, Equity and Select Equity Portfolios and 1.00% for the Euro Select Equity Portfolio, the Adviser has agreed to voluntarily reimburse the Portfolios for the amount of such excess.



Report of Independent Accountants

TO THE BOARD OF DIRECTORS
AND SHAREHOLDERS OF ICAP FUNDS, INC.
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Discretionary Equity Portfolio, Equity Portfolio, Select Equity Portfolio and Euro Select Equity Portfolio (constituting the ICAP Funds, Inc., hereafter referred to as the "Fund") at December 31, 1998, and the results of each of their operations, changes in net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereinafter collectively referred to as the "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
January 29, 1999



DIRECTORS

Pamela H. Conroy
Senior Vice President, Secretary and Director,
Institutional Capital Corporation

Dr. James A. Gentry
Professor of Finance, University of Illinois

Joseph A. Hays
Retired Vice President/Corporate Relations,
Tribune Company

Robert H. Lyon
President, Chief Investment Officer and Director,
Institutional Capital Corporation

Gary S. Maurer
Executive Vice President and Director,
Institutional Capital Corporation

Harold W. Nations
Partner, Holleb & Coff

Donald D. Niemann
Executive Vice President and Director,
Institutional Capital Corporation

Barbara C. Schanmier
Senior Vice President and Director,
Institutional Capital Corporation


OFFICERS

Robert H. Lyon
President

Pamela H. Conroy
Vice President and Treasurer

Donald D. Niemann
Vice President and Secretary


INVESTMENT ADVISER

Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606-1229


CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141-6226


DIVIDEND - DISBURSING AND TRANSFER AGENT

Sunstone Financial Group, Inc.
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin 53202-5712


AUDITOR

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202-9845


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

This financial statement is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

<LOGO>
ICAP FUNDS
INSTITUTIONAL CAPITAL(R)

225 WEST WACKER DRIVE, SUITE 2400
CHICAGO, IL 60606
(888) 221-ICAP (4227)
WWW.ICAPFUNDS.COM

                                                                     33-0299-3M
(c) COPYRIGHT 1999 INSTITUTIONAL CAPITAL CORPORATION                IC-408-0299